Investment in an Associate (Tables)	6 Months Ended
Sep. 30, 2024
Investment in an Associate [Abstract]
Schedule of Investments	The Company’s investment in an associate is summarized below:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Beginning balance	254	-
Cost of acquisition	-	257
Share of results of an associate	(27)	(3)
Ending balance	227	254

Schedule of Unaudited Financial Information	The following table illustrates the summarized unaudited financial information of the Company’s associate as of September 30, 2024 and March 31, 2024 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the associate, if any.
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Current assets	293	376
Non-current assets	1	1
Current liabilities	(88)	(61)
Net assets of the associate	206	316

Revenue	410	92
Loss for the period / year	(110)	(167)

Schedule of Reconciliation of Financial Information Presented to Carrying Amount	Reconciliation of the summarized financial information presented to the carrying amount of the Company’s investment in the associate is as follows:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Net assets	206	316

Group’s equity interest	24.9%	24.9%
Group share of net assets	51	79
Goodwill	176	175
Carrying value	227	254